Pensions - Defined benefit obligation (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan As Recognized In The Statement Of Financial Position [Abstract]
Present value of the defined benefit obligation	$ 1,481	$ 1,128	$ 949
Fair value of plan assets	1,266	963	801
Net pension obligation	215	165	148
Remeasurement loss	211	60	48
Net balance sheet recorded pension liability December 31	$ 425	$ 225	$ 196